COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

a) Product warranties

The Company offers warranties on its products and records an estimate of the associated liabilities. Product warranty activity during the years ended December 31, 2013 and for the six months ended June 30, 2014 was as follows:

	At December 31,	At June 30,
	2013	2014
	$	$
Beginning balance	10,317	20,612
Warranty provision	9,842	6,835
Warranty cost incurred	(49)	(1,229)
Foreign exchange effect	502	(530)
Ending balance	20,612	25,688

From the beginning of 2014, we changed our accounting classification of warranty expense, which was previously classified as cost of goods sold and is now recognized as selling expense in the income statement, to better reflect the global OEM business operations of the Company and align the Company’s accounting policy with industry peers.. The reclassification has been adopted retrospectively and the comparative consolidated income statement amounts for the half year ended June 30, 2013 has been adjusted accordingly.

b) Legal matters

The Company is a party to legal matters and claims in the normal course of its operations. While the Company believes that the ultimate outcome of these matters will not have a material adverse effect on our financial position, results of operations or cash flows, the outcome of these matters is not determinable with certainty and negative outcomes may adversely affect the Company.

In February 2011, CEP Limited (“CEP”), one of the Company’s module customers, initiated legal proceedings against the Company in the Court of First Instance of Hong Kong for damages arising from breach of the sales contract. The Company has denied CEP’s assertion and defended that the termination of the sales contract was due to CEP’s material breach of the sales contract, since CEP failure to open a letter of credit in accordance with the sales contract. The damage claimed by CEP totaled to approximately EUR 2.6 million. The trial of these proceedings took place from 2 to 5 and 13, December 2013. Judgement was handed down on 4 April 2014 with the claim being dismissed by the Court. The Company was also awarded costs of the action on a party and party basis. Both the Company and CEP have applied to vary the costs order and a decision was handed down on 18 June 2014. The Company was award 70% of its cost of action on a party and party basis up to the expiry date of acceptance of a sanctioned payment and costs on an indenmnity basis thereafter until judgment. CEP lodged an appeal on 2 May 2014 against the main judgment and the hearing of this appeal is fixed to be heard on 11 February 2015. CEP had also indicated its intention to lodge an appeal against the decision on costs and the Company anticipates that CEP will file a Notice of Appeal with respect to cost in due course.  Based on the information available to us, we estimate that a negative outcome is not probable and the amount of loss, if any, is not reasonably estimable and as such no amount was accrued as of June 30, 2014.

In December 2013, Jiangsu Shuangliang Boiler Co., Ltd., or Jiangsu Shuangliang, one of our suppliers of polysilicon equipment, filed a case with Shanghai International Economic and Trade Arbitration Commission, against Sichuan ReneSola. The arbitration involved a payment for deoxidization furnaces we bought from Jiangsu Shuangliang of approximately RMB55.7 million ($9.2 million), and a penalty of approximately RMB6.7 million ($1.1 million); and Sichuan ReneSola then filed a case against Jiangsu Shuangliang for the compensation of approximately RMB31.6 million ($5.2 million) in relation to water leakage problems experienced with the deoxidization furnaces Jiangsu Shuangliang sold to us. Shanghai International Arbitration Center (“SHIAC”) has accepted both Shuangliang’s and Sichuan Renesola’s claims. The first hearing of this arbitration has been held on April 15, 2014. In June, 2014, the arbitral tribunal has granted Sichuan ReneSola’s application for the evaluation of 4 key technical issues regarding the case. The evaluation will be made by a third accredited party. On July 29, 2014 the arbitral tribunal held a hearing regarding the procedure of evaluation for the relevant technical issues regarding the case. It is still unknown as to exactly how long the evaluation process will take. An arbitration award will not be made until the evaluation process is over and a formal evaluation report is submitted to the arbitral tribunal. Till June 30, 2014, the case is still pending within SHIAC, so it is difficult at this time to fully evaluate the claims and determine the likelihood of an unfavorable outcome or provide an estimate of the amount of any potential loss, and as such no amount about the penalty loss was accrued as of June 30, 2014.